Accounts Receivable	12 Months Ended
Jul. 31, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of July 31,
	2025	2026
Accounts receivable	$27,384	$15,649

The Group recognizes credit losses on accounts receivable that are not expected to be recoverable. For the years ended July 31, 2025 and 2026, the Group recognized nil credit losses.

All of the July 31, 2025 accounts receivable balance have been collected in fiscal year 2026. For the accounts receivable balance as of July 31, 2026, all has been subsequently collected by October 13, 2026.